PENSION AND OTHER POSTRETIREMENT BENEFITS (Details 8) (USD $) In Millions, unless otherwise specified	Jan. 03, 2015	Dec. 28, 2013
U.S..
Pretax amounts, including that of discontinued operations, recognized in accumulated other comprehensive loss
Net actuarial loss	$ 590.5	$ 466.9
Prior service cost (credit)	19.9	21.0
Net amount recognized in accumulated other comprehensive loss	610.4	487.9
Int'l
Pretax amounts, including that of discontinued operations, recognized in accumulated other comprehensive loss
Net actuarial loss	174.8	129.5
Prior service cost (credit)	(5.3)	2.5
Net transition obligation	0.4	0.5
Net amount recognized in accumulated other comprehensive loss	169.9	132.5
U.S. Postretirement Health Benefits
Pretax amounts, including that of discontinued operations, recognized in accumulated other comprehensive loss
Net actuarial loss	24.1	26.6
Prior service cost (credit)	(22.9)	(26.2)
Net amount recognized in accumulated other comprehensive loss	$ 1.2	$ 0.4